August 31, 2021

BNY MELLON STOCK FUNDS

- BNY Mellon International Core Equity Fund

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

James A. Lydotes, CFA is the fund's primary portfolio manager. Mr. Lydotes has been a primary portfolio manager of the fund since November 2015. Mr. Lydotes is a managing director and senior portfolio manager on the Global Equity team at Mellon.

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The following information supersedes and replaces the information in the third paragraph in the section "Fund Details – Management" in the prospectus:

James A. Lydotes, CFA is the fund's primary portfolio manager. Mr. Lydotes has been a primary portfolio manager of the fund since November 2015. Mr. Lydotes is a managing director and senior portfolio manager on the Global Equity team at Mellon. He has been employed by Mellon or a predecessor company of Mellon since 2005.

0720STK0821

August 31, 2021

BNY MELLON STOCK FUNDS

- BNY Mellon International Small Cap Fund

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

James A. Lydotes, CFA is the fund's primary portfolio manager. Mr. Lydotes has been a primary portfolio manager of the fund since January 2015. Mr. Lydotes is a managing director and senior portfolio manager on the Global Equity team at Mellon.

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The following information supersedes and replaces the information in the fifth paragraph in the section "Fund Details – Management" in the prospectus:

James A. Lydotes, CFA is the fund's primary portfolio manager. Mr. Lydotes has been a primary portfolio manager of the fund since January 2015. Mr. Lydotes is a managing director and senior portfolio manager on the Global Equity team at Mellon. He has been employed by Mellon or a predecessor company of Mellon since 2005.

4006STK0821